UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21416

John Hancock Tax-Advantaged Dividend Income Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2012

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
MUTUAL FUNDS

John Hancock
Tax-Advantaged Dividend Income Fund

QUARTERLY PORTFOLIO HOLDINGS

1.31.2012

Ticker | HTD

Tax-Advantaged Dividend Income Fund
As of 1-31-12 (Unaudited)

	Shares	Value

Common Stocks 86.82% (58.51% of Total Investments)		$613,053,805

(Cost $529,634,499)

Energy 11.35%		80,133,975

Oil, Gas & Consumable Fuels 11.35%
BP PLC, ADR (L)(Z)	187,500	8,608,125
Chevron Corp. (Z)	92,000	9,483,360
ConocoPhillips (C)(Z)	142,500	9,719,925
Royal Dutch Shell PLC, ADR	69,000	4,923,840
Spectra Energy Corp. (L)(Z)	1,030,000	32,434,700
Total SA, ADR (L)(Z)	282,500	14,964,025

Industrials 1.22%		8,606,600

Industrial Conglomerates 1.22%
General Electric Company (L)(Z)	460,000	8,606,600

Materials 0.54%		3,789,220

Metals & Mining 0.54%
Freeport-McMoRan Copper & Gold, Inc.	82,000	3,789,220

Telecommunication Services 4.71%		33,275,390

Diversified Telecommunication Services 2.98%
Alaska Communications Systems Group, Inc. (Z)	55,000	149,600
AT&T, Inc. (Z)	410,000	12,058,100
Verizon Communications, Inc. (L)(Z)	235,000	8,850,100

Wireless Telecommunication Services 1.73%
Vodafone Group PLC, ADR (L)(Z)	451,000	12,217,590

Utilities 69.00%		487,248,620

Electric Utilities 20.62%
American Electric Power Company, Inc. (L)(Z)	595,000	23,538,200
Duke Energy Corp. (L)(Z)	760,000	16,195,600
Entergy Corp. (Z)	192,500	13,355,650
FirstEnergy Corp. (Z)	530,000	22,376,600
NV Energy, Inc.	40,000	648,000
PNM Resources, Inc. (Z)	58,000	1,032,980
Progress Energy, Inc. (L)(Z)	565,000	30,696,450
Southern Company (Z)	441,867	20,131,460
UIL Holdings Corp.	510,000	17,635,800

Gas Utilities 8.37%
AGL Resources, Inc.	15,000	622,650
Atmos Energy Corp. (L)(Z)	725,000	23,497,250
Northwest Natural Gas Company (Z)	132,500	6,300,375
ONEOK, Inc. (Z)	345,000	28,690,200

Multi-Utilities 40.01%
Ameren Corp. (L)(Z)	555,000	17,560,200
Black Hills Corp. (L)(Z)	602,500	20,340,400
CH Energy Group, Inc. (C)(Z)	458,000	26,051,040
Dominion Resources, Inc. (L)(Z)	420,000	21,016,800
DTE Energy Company (L)(Z)	500,000	26,605,000
Integrys Energy Group, Inc. (L)(Z)	555,000	28,810,050
National Grid PLC, ADR	200,000	9,978,000
NiSource, Inc. (Z)	790,500	17,968,065
NSTAR (C)(Z)	575,000	25,834,750

1

Tax-Advantaged Dividend Income Fund
As of 1-31-12 (Unaudited)

	Shares	Value

Utilities (continued)

OGE Energy Corp.	610,000	$32,244,600
Public Service Enterprise Group, Inc. (L)(Z)	360,000	10,922,400
Vectren Corp. (L)(Z)	790,000	22,586,100
Xcel Energy, Inc. (L)(Z)	850,000	22,610,000

Preferred Securities 61.15% (41.20% of Total Investments)		$431,751,512

(Cost $439,888,508)

Energy 4.27%		30,107,822

Oil, Gas & Consumable Fuels 4.27%
Apache Corp., Series D, 6.000%	125,000	7,178,750
Nexen, Inc., 7.350% (C)(Z)	901,300	22,929,072

Financials 35.13%		248,075,064

Capital Markets 0.42%
Lehman Brothers Holdings, Inc., Depositary Shares, Series C,
5.940% (I)	274,760	2,748
Lehman Brothers Holdings, Inc., Depositary Shares, Series D,
5.670% (I)	65,000	845
Lehman Brothers Holdings, Inc., Depositary Shares, Series F,
6.500% (I)	219,300	22
The Goldman Sachs Group, Inc., Series B, 6.200%	123,000	2,996,280

Commercial Banks 12.64%
Barclays Bank PLC, Series 3, 7.100%	30,000	703,800
Barclays Bank PLC, Series 5, 8.125% (L)(Z)	515,000	12,952,250
HSBC Holdings PLC, 8.125% (Z)	50,000	1,312,500
HSBC Holdings PLC, 8.000% (C)(Z)	325,000	8,781,500
Royal Bank of Scotland Group PLC, Series L, 5.750% (L)(Z)	858,500	14,362,705
Santander Finance Preferred SA Unipersonal, Series 10, 10.500%	277,000	7,556,560
Santander Finance Preferred SA, Series 1, 6.410%	15,500	325,500
Santander Holdings USA, Inc., Series C, 7.300%	111,610	2,794,714
US Bancorp (6.500% to 1-15-22, then 3 month LIBOR + 4.468%)	204,500	5,214,750
Wells Fargo & Company, 8.000% (L)(Z)	1,207,000	35,220,260

Consumer Finance 1.01%
HSBC Finance Corp., Depositary Shares, Series B, 6.360% (Z)	167,574	3,921,231
SLM Corp., Series A, 6.970% (Z)	74,000	3,237,500

Diversified Financial Services 17.45%
Bank of America Corp., 6.700% (Z)	500,000	11,065,000
Bank of America Corp., 6.375% (Z)	139,000	2,981,550
Bank of America Corp., 6.625% (Z)	355,000	7,948,450
Bank of America Corp., 8.200% (L)(Z)	135,000	3,339,900
Bank of America Corp., Depositary Shares, Series D, 6.204% (Z)	240,000	5,316,000
Bank of America Corp., Series MER, 8.625% (C)(Z)	652,800	16,411,392
Citigroup Capital VIII, 6.950% (Z)	540,000	13,386,600
Citigroup Capital XIII (7.875% to 10-30-15, then 3 month LIBOR +
6.370%)	27,100	730,074
Citigroup, Inc., 8.125%	270,400	7,417,072
Deutsche Bank Capital Funding Trust VIII, 6.375% (Z)	282,000	6,006,600
Deutsche Bank Contingent Capital Trust II, 6.550% (Z)	310,000	6,913,000
Deutsche Bank Contingent Capital Trust III, 7.600% (Z)	797,893	19,747,852

2

Tax-Advantaged Dividend Income Fund
As of 1-31-12 (Unaudited)

	Shares	Value

Financials (continued)

ING Groep NV, 7.050% (Z)	140,000	$2,993,200
ING Groep NV, 6.200% (Z)	109,100	2,060,899
JPMorgan Chase & Company, 8.625% (Z)	140,000	3,808,000
RBS Capital Funding Trust VII, 6.080%	983,000	13,054,240

Insurance 3.60%
MetLife, Inc., Series B, 6.500% (Z)	995,500	25,425,070

Thrifts & Mortgage Finance 0.01%
Federal National Mortgage Association, Series S, 7.750% (I)	60,000	87,000

Telecommunication Services 2.85%		20,093,212

Diversified Telecommunication Services 1.82%
Qwest Corp., 7.375%	366,000	9,673,380
Qwest Corp., 7.500%	120,000	3,177,600

Wireless Telecommunication Services 1.03%
Telephone & Data Systems, Inc., 6.875%	243,000	6,388,470
United States Cellular Corp., 6.950%	32,181	853,762

Utilities 18.90%		133,475,414

Electric Utilities 13.91%
Alabama Power Company, Class A, 5.300%	186,780	4,850,677
Carolina Power & Light Company, 5.440% (Z)	111,493	11,313,061
Duquesne Light Company, 6.500% (Z)	427,000	21,083,125
Entergy Arkansas, Inc., 4.560% (Z)	9,388	887,460
Entergy Arkansas, Inc., 6.450% (Z)	110,000	2,750,000
Entergy Mississippi, Inc., 4.920% (Z)	8,190	815,673
Entergy Mississippi, Inc., 6.250% (Z)	197,500	4,949,844
FPC Capital I, Series A, 7.100% (Z)	40,000	1,025,600
Mississippi Power Company, 5.250%	262,500	6,814,500
PPL Corp., 9.500%	285,000	15,447,000
PPL Electric Utilities Corp., Depositary Shares, 6.250% (Z)	600,000	15,180,000
Southern California Edison Company, 6.125% (Z)	50,000	4,995,315
Southern California Edison Company, Series C, 6.000% (Z)	82,000	8,094,942

Independent Power Producers & Energy Traders 2.30%
Constellation Energy Group, Inc., Series A, 8.625% (Z)	600,000	16,242,000

Multi-Utilities 2.69%
BGE Capital Trust II, 6.200% (Z)	160,500	4,087,935
Consolidated Edison Company of New York, Inc., Series A, 5.000%	25,180	2,588,756
Consolidated Edison Company of New York, Inc., Series C, 4.650%	16,400	1,649,020
Consolidated Edison Company of New York, Inc., Series D, 4.650%	5,000	501,562
DTE Energy Company, 6.500%	130,000	3,505,944
Interstate Power & Light Company, Series B, 8.375% (Z)	230,000	6,693,000

Corporate Bonds 0.43% (0.29% of Total Investments)		$3,055,740

(Cost $3,000,000)

Utilities 0.43%		3,055,740

Southern California Edison Company (6.25% to 2-1-22, then 3 month LIBOR +
4.199%)	3,000,000	3,055,740

3

Tax-Advantaged Dividend Income Fund
As of 1-31-12 (Unaudited)

Total investments (Cost $972,523,007)† 148.40%	$1,047,861,057

Other assets and liabilities, net (48.40%)	($341,757,272)

Total net assets 100.00%	$706,103,785

The percentage shown for each investment category is the total value the category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

LIBOR London Interbank Offered Rate

(C) A portion of this security is segregated as collateral for options. Total collateral value at 1-31-12 was $109,727,679.

(I) Non-income producing security.

(L) A portion of this security is a Lent Security as of 1-31-12, and is part of segregated collateral pursuant to the Committed Facility Agreement. Total value of Lent Securities at 1-31-12 was $290,178,957. (See footnote Z below).

(Z) A portion of this security is segregated as collateral pursuant to the Committed Facility Agreement. Total collateral value at 1-31-12 was $722,069,144.

† At 1-31-12, the aggregate cost of investment securities for federal income tax purposes was $982,657,675. Net unrealized appreciation aggregated $65,203,382, of which $132,229,486 related to appreciated investment securities and $67,026,104 related to depreciated investment securities.

4

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of January 31, 2012, by major security category or type:

	Total Market			Level 3 Significant
	Value at	Level 1 Quoted	Level 2 Significant	Unobservable
	01/31/12	Price	Observable Inputs	Inputs

Common Stocks
Energy	$80,133,975	$80,133,975	—	—
Industrials	8,606,600	8,606,600	—	—
Materials	3,789,220	3,789,220	—	—
Telecommunication Services	33,275,390	33,275,390	—	—
Utilities	487,248,620	487,248,620	—	—
Preferred Securities
Energy	30,107,822	30,107,822	—	—
Financials	248,075,064	248,072,316	$2,748	—
Telecommunication Services	20,093,212	20,093,212	—	—
Utilities	133,475,414	74,578,488	58,896,926	—
Corporate Bonds
Utilities	3,055,740	—	3,055,740	—
Total Investments in Securities	$1,047,861,057	$985,905,643	$61,955,414	—
Other Financial Instruments:
Written Options	($750,400)	($750,400)
Interest Rate Swaps	($2,215,885)		($2,215,885)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. During the period ended January 31, 2012, there were no significant transfers into or out of Level 1, Level 2, or Level 3.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

Options. There are two types of options, a put option and a call option. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell

(and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the Fund’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the Fund’s exposure to such changes. Risks related to the use of options include the loss of the premium, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values.

Options are traded either over-the-counter or on an exchange. Options listed on an exchange are valued at their closing price. If no closing price is available, then they are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. For options not listed on an exchange, an independent pricing source is used to value the options at the mean between the last bid and ask prices. When the Fund purchases an option, the premium paid by the Fund is included in the Portfolio of Investments and subsequently “marked-to-market” to reflect current market value. When the Fund writes an option, the premium received is included as a liability and subsequently “marked-to-market” to reflect current market value of the option written.

During the period ended January 31, 2012, the Fund wrote option contracts to hedge against changes in securities markets and to generate potential income. The following tables summarize the Fund’s written options activities during the period ended January 31, 2012 and the contracts held at January 31, 2012.

	Number of Contracts	Premiums Received (Paid)

Outstanding, beginning of year	2,045	$1,828,449
Options written	5,930	8,651,358
Options closed	(1,355)	(3,990,254)
Options expired	(4,825)	(5,156,295)
Outstanding, end of year	1,795	$1,333,258

NAME OF ISSUER	EXERCISE	EXPIRATION	NUMBER OF	PREMIUM	VALUE
	PRICE	DATE	CONTRACTS

CALLS
S&P 100 Index	$600	Feb 2012	1,095	$796,038	($459,900)
S&P 400 MidCap Index	940	Feb 2012	50	69,961	(59,750)
S&P 500 Index	1,350	Feb 2012	650	467,259	(230,750)
Total			1,795	$1,333,258	($750,400)

Interest rate swaps. Interest rate swaps represent an agreement between a Fund and counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The Fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals. Upfront payments made/received by the Fund are amortized/accreted for financial reporting purposes. Swaps are marked-to-market daily based upon values from third party vendors or broker quotations, and the change in value is recorded as unrealized appreciation/depreciation of swap contracts. A termination payment by the counterparty or the Fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by a Fund.

During the period ended January 31, 2012, the Fund used interest rate swaps in anticipation of rising interest rates. The following table summarizes the interest rate swap contracts held as of January 31, 2012.

	USD	PAYMENTS	PAYMENTS
COUNTERPARTY	NOTIONAL	MADE BY	RECEIVED BY	MATURITY	MARKET
	AMOUNT	FUND	FUND	DATE	VALUE

Morgan Stanley
Capital Services	$86,000,000	Fixed 1.4625%	3 Month LIBOR (a)	Aug 2016	($2,215,885)

(a) At January 31, 2012, the 3 month LIBOR rate was 0.5424%.

Interest rate swap positions at January 31, 2012 were entered into on August 5, 2011. No interest rate swap position activity occurred during the period ended January 31, 2012.

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the Fund at January 31, 2012 by risk category:

RISK	FINANCIAL INSTRUMENTS	ASSET DERIVATIVES	LIABILITY DERIVATIVES
	LOCATION	FAIR VALUE	FAIR VALUE

Equity Contracts	Written Options	__	($750,400)
Interest rate contracts	Interest rate swaps	__
			($2,215,885)

TOTALS		__	($2,966,285)

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

More information

How to contact us

Internet	www.jhfunds.com	
Mail	Mellon Investor Services Newport Office Center VII 480 Washington Boulevard Jersey City, NJ 07310	
Phone	Customer service representatives	**1-800-852-0218**
	Portfolio commentary	**1-800-344-7054**
	24-hour automated information	**1-800-843-0090**
	TDD line	**1-800-231-5469**

This report is for the information of the shareholders of John Hancock Tax-Advantaged Dividend Income Fund.

P13Q1 1/12
3/12

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Tax-Advantaged Dividend Income Fund

By:	/s/ Keith F. Hartstein
------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date:	March 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keith F. Hartstein
-------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date:	March 26, 2012

By:	/s/ Charles A. Rizzo
-------------------------------
Charles A. Rizzo
Chief Financial Officer

Date:	March 26, 2012